Federal Income Taxes - Schedule of Loss From Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loss from operations before income taxes	$ (35,687)	$ (19,288)
U [S]
Loss from operations before income taxes	(17,285)	(18,782)
Canada [Member]
Loss from operations before income taxes	(21)
Australia [Member]
Loss from operations before income taxes	(9)	(1)
T [R]
Loss from operations before income taxes	$ (18,372)	$ (505)